[TIFF LOGO]

                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                         SUPPLEMENT DATED MAY 11, 2004
                     TO THE PROSPECTUS DATED APRIL 30, 2004



The Prospectus of TIP dated April 30, 2004, is hereby supplemented with the following information:

Palo Alto Investors has resigned as a money manager to the US Equity Fund effective May 31, 2004. Accordingly, all references to Palo Alto Investors in TIP's Prospectus should be deleted.

                                   [TIFF LOGO]

                      TIFF INVESTMENT PROGRAM, INC. (TIP)
                         SUPPLEMENT DATED MAY 11, 2004
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004



The Statement of Additional Information ("SAI") of TIP dated April 30, 2004, is hereby supplemented with the following information:

Palo Alto Investors has resigned as a money manager to the US Equity Fund effective May 31, 2004. Accordingly, all references to Palo Alto Investors in TIP's SAI should be deleted.